CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 50,646	$ 138,322	$ 33,137
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	24,491	25,246	20,492
Amortization	6,962	5,869	5,954
Share based compensation expenses	237,376	240,721	224,625
Amortization of Debt Issuance Costs and Discounts	3,831	3,166	4,194
Changes in accrued interest and exchange rate on short-term and long-term deposits	(308)	852	(2,415)
Non-cash impairment, restructuring and other costs	0	0	26,699
Amortization of premium and discount, accrued interest, and other gains (losses) on marketable debt securities, net	(41,243)	(13,381)	8,346
Remeasurement gain on marketable equity securities and investments in privately held companies	(110)	(2,536)	(30,608)
Changes in deferred income taxes, net	(91,742)	(5,196)	(8,784)
Changes in operating lease right-of-use assets	19,921	24,246	27,231
Changes in operating lease liabilities	45,449	(33,086)	(31,333)
Loss (gain) on foreign exchange, net	(18,225)	3,906	0
Decrease (increase) in trade receivables	3,219	12,720	(15,308)
Decrease (increase) in prepaid expenses and other current and long-term assets	39,004	(79,484)	(20,105)
Increase (decrease) in trade payables	26,962	11,967	(52,455)
Increase (decrease) in employees and payroll accruals	(32,955)	86,550	(29,532)
Increase in short-term and long-term deferred revenues	103,874	74,450	76,193
Increase in accrued expenses and other liabilities	204,216	3,083	11,915
Loss from equity method investment	1,490	0	0
Net cash provided by operating activities	582,858	497,415	248,246
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	188,475	276,697	625,495
Investment in short-term and restricted deposits	(467,837)	(170,332)	(297,917)
Investment in trading marketable debt securities	(278,038)	(267,209)	0
Proceeds from trading marketable debt securities	277,249	0	0
Investment in available-for-sale marketable debt securities	(639,888)	0	(6,732)
Proceeds from available-for-sale marketable debt securities	68,921	125,176	250,960
Purchase of property and equipment and lease prepayment	(8,553)	(17,813)	(63,021)
Internal-use of software	(1,348)	(1,523)	(3,028)
Proceeds from sale of marketable equity securities	0	22,148	68,671
Investments in privately held companies	(7,208)	(3,160)	(7,603)
Payments for businesses acquired, net of acquired cash	(23,880)	0	0
Proceeds from investments in privately-held companies	417	0	0
Investment in other long-term assets	(10,458)	0	0
Payment for (Proceeds from) Other Investing Activity	0	550	(111)
Net cash provided by (used in) investing activities	(902,148)	(35,466)	566,714
Cash flows from financing activities:
Repayment of convertible notes	(575,000)	0	(362,667)
Purchase of treasury shares	(574,999)	(466,302)	(127,017)
Proceeds from issuance of convertible senior notes	1,150,000	0	0
Payments of debt issuance costs	(25,942)	0	0
Purchase of 2030 Capped Calls	(71,875)	0	0
Proceeds from exercise of options and ESPP shares	54,818	59,576	39,660
Net cash used in financing activities	(42,998)	(406,726)	(450,024)
EFFECT OF EXCHANGE RATE CHANGES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	18,225	(3,906)	0
Increase (decrease) in cash, cash equivalents and restricted cash	(344,063)	51,317	364,936
Cash, cash equivalents and restricted cash at the beginning of the year	660,939	609,622	244,686
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Total	316,876	660,939	609,622
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	3,555	11,326	12,410
Interest received during the year	43,142	36,346	47,696
Supplemental information for non-cash transactions:
Right-of-use assets obtained in exchange for operating lease liabilities	18,325	3,545	255,690
Non-cash purchase of property and equipment	1,084	562	3,750
Restricted Cash and Cash Equivalent [Abstract]
Cash and cash equivalents	311,356	660,939	609,622
Restricted cash	$ 5,520	$ 0	$ 0